Average Annual Total Returns - AST MFS Growth Allocation Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (prior to 2/22/21) (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (prior to 2/22/21) (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (prior to 2/22/21) (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (effective 2/22/21) (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (effective 2/22/21) (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (effective 2/22/21) (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.87%	8.50%	7.93%	Apr. 30, 2012	18.40%	15.21%	14.40%	[1]	15.00%	10.87%	9.88%	[1]	13.14%	11.14%	10.43%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.